PARENT COMPANY FINANCIALS. (Details 2) - USD ($) $ in Thousands	3 Months Ended										9 Months Ended			12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019		Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net income (loss)	$ (27,326)	$ (32,010)		$ (7,514)	$ (12,908)	$ (7,841)	$ (13,285)	$ (202)	$ (8,841)	$ (12,636)	$ (47,862)		$ (28,263)	$ (60,273)		$ (34,964)	$ 1,419
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Fair value adjustments																(473)	557
Deferred income taxes													(563)	27		169	(1,122)
Amortization of debt discounts											539		539	720		636	2,322
Changes in operating assets and liabilities:
Accounts receivables											(370)		12,656	12,663		17,562	(25,235)
Other assets											(101)		1,839	191		6,738	(3,973)
Accounts payable and accrued expenses											(6,323)		2,307	4,105		(5,538)	9,279
Net cash provided by operating activities											(27,203)		26,077	1,566		36,509	37,228
Investing Activities:
Additions to property and equipment											(2,144)		(10,874)	(15,154)		(20,866)	(19,171)
Net cash used in investing activities											(2,144)		(10,874)	(15,154)		(50,440)	(14,597)
Financing Activities:
Proceeds from issuances of senior notes																13,530	53,350
Proceeds from issuance of common stock											3,670			2,057
Proceeds from warrant stock option exercises																1,202	1,164
Net cash used in financing activities											21,641		(8,599)	(9,274)		(839)	(9,922)
Net increase (decrease) in cash and cash equivalents											(7,706)		6,604	(22,862)		(14,770)	12,709
Cash and cash equivalents at beginning of period		56,093				49,489				64,259	26,627	[1]	49,489	49,489		64,259	51,550
Cash and cash equivalents at end of period	18,921	26,627	[1]	56,093			49,489				18,921		56,093	26,627	[1]	49,489	64,259
Parent Company [Member]
Operating Activities:
Net income (loss)											(47,862)		(28,263)	(60,273)		(34,964)	1,419
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Equity in losses of subsidiaries	25,694			6,673							42,509		22,555	52,399		28,346	5,137
Dividends from subsidiaries														25,000		3,500
Depreciation											227		481	567		830	727
Fair value adjustments																(473)	557
Deferred income taxes													563	27		169	(1,122)
Amortization of debt discounts											539		357	720		636	10
Changes in operating assets and liabilities:
Accounts receivables											(114)		(5,062)	(9,018)		4,065	7,302
Other assets											173		2,489	100		4,356	4,647
Accounts payable and accrued expenses											1,950		5	740		3,859	(3,741)
Accounts payable with subsidiaries											(502)		(622)	2,409		(943)	(9,385)
Net cash provided by operating activities											(3,080)		(7,497)	12,671		9,381	5,551
Investing Activities:
Dividend from subsidiaries													10,000
Contributions to subsidiaries													(5,000)
Additions to property and equipment											(13)		(6)	(18)		(468)	(465)
Investments in subsidiaries														(10,000)		(28,126)	(50,886)
Purchase of PE OP Co. debt																	(17,003)
Net cash used in investing activities											(13)		4,994	(10,018)		(28,594)	(68,354)
Financing Activities:
Proceeds from issuances of senior notes																13,530	53,350
Proceeds from issuance of common stock											3,670			2,057
Proceeds from Pacific Ethanol West											3,016
Proceeds from warrant stock option exercises																1,202	1,164
Payments on senior notes											(3,748)			(2,000)
Preferred stock dividend payments											(946)		(946)	(1,265)		(1,265)	(1,269)
Net cash used in financing activities											1,992		(946)	(1,208)		13,467	53,245
Net increase (decrease) in cash and cash equivalents											(1,101)		(3,449)	1,445		(5,746)	(9,558)
Cash and cash equivalents at beginning of period		1,865				$ 5,314				$ 11,060	6,759		5,314	5,314		11,060	20,618
Cash and cash equivalents at end of period	$ 5,658	$ 6,759		$ 1,865			$ 5,314				$ 5,658		$ 1,865	$ 6,759		$ 5,314	$ 11,060

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.